Other operating income	12 Months Ended
Dec. 31, 2024
Other operating income.
Other operating income
19.	Other operating income
Other operating income consists of government grants, claims income and other miscellaneous income. Government grants related to depreciable assets are recognized in statement of income over the periods in which depreciation expense on those assets is recognized, corresponding to the useful lives of the assets. Claims income represents settlements received from insurance claims against suppliers who breached the contractual terms.
Other operating income is comprised of:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Government grants	451,664	495,078	635,673
Claims income	202,649	168,940	177,924
Others	70,519	137,542	101,611

Total other operating income	724,832	801,560	915,208